Intangible Assets, Net - Schedule of Amortization Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amortization Expenses [Abstract]
2025	$ 19,830
2026	19,830
2027	19,830
2028	19,830
2029	19,830
Thereafter	602,004
Subtotal	$ 701,154	$ 741,233